Trust Account (Details) - Schedule of inputs utilizing quoted prices (unadjusted) in active markets for identical assets - U.S Government Treasury Securities [Member]	7 Months Ended
Dec. 31, 2020 USD ($) [1]
Trust Account (Details) - Schedule of inputs utilizing quoted prices (unadjusted) in active markets for identical assets [Line Items]
Carrying Value	$ 345,081,176
Gross Unrealized Holding (Loss)	6,149,000,000
Level 1 [Member]
Trust Account (Details) - Schedule of inputs utilizing quoted prices (unadjusted) in active markets for identical assets [Line Items]
Carrying Value	$ 345,087,325

[1]	Maturity date March 25, 2021.